Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	54-1719854
Plan number	002
Current Value	$ 14,436,378,403
Notes receivable from participants	209,666,914
Total as of December 31, 2025	18,332,173,219
Investment, Identifier [Axis]: Capital One Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	618,370,747	$ 475,332,439
Total Value of Holdings	618,417,462
Investment, Identifier [Axis]: Capital One Stock Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 618,417,462
Investment, Identifier [Axis]: Capital One Stock Fund | (CASH)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	1
Current Value	$ 0.72
Investment, Identifier [Axis]: Capital One Stock Fund | CAPITAL ONE FINANCIAL CORP
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	2,483,012
Current Value	$ 601,782,788.32
Investment, Identifier [Axis]: Capital One Stock Fund | Cash & equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Cash and equivalents	16,587,958
Current Value	$ 16,587,958
Investment, Identifier [Axis]: Capital One Stock Fund | Corporate common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	2,483,012
Current Value	$ 601,782,789
Investment, Identifier [Axis]: Capital One Stock Fund | FIMM MM Government Portfolio - Instl Cl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	16,587,958
Current Value	$ 16,634,672.96
Investment, Identifier [Axis]: Collective Investment Trusts | Fidelity Series Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	1,832,536
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	8,096,259
Current Value	$ 359,916,785
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	10,283,488
Current Value	$ 524,155,576
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	12,270,135
Current Value	$ 706,617,465
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	14,792,769
Current Value	$ 948,627,767
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	15,812,191
Current Value	$ 1,098,275,271
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	20,003,307
Current Value	$ 1,021,054,824
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	26,149,109
Current Value	$ 760,774,344
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	14,401,600
Current Value	$ 298,553,827
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	718,545
Current Value	$ 8,671,627
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath Retirement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	8,018,857
Current Value	$ 239,317,986
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Russell 2500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	5,922,588
Current Value	$ 334,191,421
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Strategic Completion
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	1,366,148
Current Value	$ 20,819,289
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock U.S. Debt Index
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	7,380,857
Current Value	$ 120,691,787
Investment, Identifier [Axis]: Collective Investment Trusts | Fidelity Series Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 340,869,949
Investment, Identifier [Axis]: Collective Investment Trusts | Prudential Core Plus Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	2,037,421
Current Value	$ 410,397,812
Investment, Identifier [Axis]: Collective Investment Trusts | State Street S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	28,723,778
Current Value	$ 4,377,618,687
Investment, Identifier [Axis]: Fidelity BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	553,611,158	381,537,064
Investment, Identifier [Axis]: Fidelity Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0	227,764,852
Investment, Identifier [Axis]: Fully Benefit -Responsive Investment Contracts | Capital One Stable Value Fund (Invesco)
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	509,206,929
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | Cash & equivalents
EBP, Schedule of Asset Held for Investment [Line Items]
Cash and equivalents	14,014,817
Current Value	14,094,805
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,028,915
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,015,370
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,998,486
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	235,040,063
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	51,983,586
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,010,199
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,998,383
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,013,089
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,024,033
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | Wrapped holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	507,086,870
Current Value	$ 495,112,124
Investment, Identifier [Axis]: International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	645,574,128.82	486,423,198
Total Value of Holdings	$ 645,433,746.03
Investment, Identifier [Axis]: International Equity Fund | AMERICAN CENTURY NON-U.S. CONCENTRATED GROWTH (EAF
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	6,759,624
Current Value	$ 112,182,723.64
Investment, Identifier [Axis]: International Equity Fund | INTL EQ EAFE CIT M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	751,963
Current Value	$ 211,676,525.59
Investment, Identifier [Axis]: International Equity Fund | INVESTEC EM LLC
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	529,608
Current Value	$ 128,403,426.14
Investment, Identifier [Axis]: International Equity Fund | SCHRODER INTERNATIONAL MULTI-CAP VALUE TRUST M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	7,222,635
Current Value	$ 168,792,972.38
Investment, Identifier [Axis]: International Equity Fund | SPARTAN GLOBAL EX US INDEX POOL - CLASS D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	131,813
Current Value	$ 24,518,481.07
Investment, Identifier [Axis]: Notes receivable from participants
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,034,471	163,195,712
Investment, Identifier [Axis]: Participant-Directed Brokerage Accounts | Fidelity BrokerageLink
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	553,611,158
Investment, Identifier [Axis]: Self Managed Funds | International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	645,574,129
Investment, Identifier [Axis]: Self Managed Funds | U.S. Small/Mid Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	539,061,023
Investment, Identifier [Axis]: Spartan Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	340,869,949	0
Investment, Identifier [Axis]: Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	509,206,928.79
Total Value of Holdings	$ 522,549,500.91
Investment, Identifier [Axis]: Stable Value Fund | FIMM MM Government Portfolio - Instl Cl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	14,014,817
Current Value	$ 14,094,804.5
Investment, Identifier [Axis]: Stable Value Fund | MASSACHUSETTS MUTUAL WBS
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	80,159,425.97
Investment, Identifier [Axis]: Stable Value Fund | METROPOLITAN LIFE INC CO SICN
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	87,900,948.62
Investment, Identifier [Axis]: Stable Value Fund | PACIFIC LIFE INS CO ACT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	78,099,248.07
Investment, Identifier [Axis]: Stable Value Fund | PRUDENTIAL INS CO AMERICA ACT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	85,445,426.28
Investment, Identifier [Axis]: Stable Value Fund | TRANSAMERICA PREMIER LIFE ACT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	84,893,096.41
Investment, Identifier [Axis]: Stable Value Fund | VOYA ACT
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,613,978.94
Investment, Identifier [Axis]: State Street S&P 500 Index Non-Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	28,723,778
Current Value	$ 4,377,618,687.17
Investment, Identifier [Axis]: State Street S&P 500® Index Non-Lending Series Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4,377,618,687.17
Total Value of Holdings	4,377,590,614.97
Investment, Identifier [Axis]: Transfer due from Discover Financial Services 401k Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	3,686,127,902
Investment, Identifier [Axis]: U.S. Large Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0	1,082,944,502
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	539,905,720.18
Total Value of Holdings	$ 539,903,297.46
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | CAPITAL ONE RIVER RD SMID
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	4,654,032
Current Value	$ 103,822,155.92
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | CAPITAL ONE WILLIAM SMID
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	3,486,699
Current Value	$ 61,407,745.64
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | FRONTIER SMALL CAP GROWTH CIT - CLASS A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	5,187,302
Current Value	$ 63,648,196.1
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | Russell 2500 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	36,792
Current Value	$ 2,076,059.92
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | VICTORY CAPITAL SMID
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	12,249,986
Current Value	$ 158,723,066.59
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | Wellington CIF II SMID Cap Research S7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	13,531,208
Current Value	$ 150,228,496.01
Investment, Identifier [Axis]: U.S. Small/Mid Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 539,061,023	$ 555,387,267